LEASES - Maturities of lease liabilities (Details) - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Maturities of lease liabilities
2022	$ 55,551
Total	55,551
Less: amount representing interest	529
Total operating lease liabilities	55,022	$ 55,007
Current operating lease liabilities	55,022	47,904
Long-term obligations	$ 0	$ 7,103